Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Schedule of Effect of Trading Activities on the Statements of Financial Condition
The Partnership held no futures or forward contracts; therefore, there were no net unrealized gains or losses on futures or forward contracts.

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain (Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	—	—	—	—	—	752
Equity	—	—	—	—	—	328
Foreign currency	—	—	—	—	—	6,514
Interest rate	—	—	—	—	—	2,260
Total	—	—	—	—	—
Unrealized currency gain (loss)					—
Total net unrealized gain (loss) on open contracts					—

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
Spectrum Strategic

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011, included in Total Trading Results:

	December 31,
	2013	2012	2011
Type of Instrument	$	$	$
Commodity	2,391,667	(1,374,285)	(18,052,648)
Equity	853,223	(3,098,127)	(2,778,840)
Foreign currency	197,595	(39,186)	(14,779,073)
Interest rate	(563,163)	2,280,070	7,707,782
Unrealized currency loss	–	–	(86,013)
Total	2,879,322	(2,231,528)	(27,988,792)

Line Items on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011:

	December 31,
	2013	2012	2011
Trading Results	$	$	$
Net realized	–	–	2,750,625
Net change in unrealized	–	–	(8,555,065)
Realized gain (loss) on investment in BHM I, LLC	559,473	(429,295)	(958,118)
Realized gain (loss) on investment in PGR Master Fund	5,825	(25,751)	–
Realized gain on investment in MB Master Fund	22,738	3,838	–
Unrealized appreciation (depreciation) on investment in BHM I, LLC	981,916	(687,951)	(21,346,446)
Unrealized appreciation (depreciation) on investment in PGR Master Fund	1,092,727	(1,252,834)	240,600
Unrealized appreciation (depreciation) on investment in MB Master Fund	216,643	160,465	(120,388)
Total Trading Results	2,879,322	(2,231,528)	(27,988,792)

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Offsetting Of Derivative Assets And Liabilities
The following tables summarize the valuation of each Partnership’s investments as of December 31, 2013 and 2012.

Spectrum Currency

As of December 31, 2013, Spectrum Currency held no futures and forward contracts; therefore, there were no net unrealized gains and losses on futures and forward contracts.

Offsetting of Derivative Assets and Liabilities as of December 31, 2012:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Forwards	105,849	(64,477)	41,372

Total Assets	105,849	(64,477)	41,372

Liabilities
Forwards	(64,477)	64,477	–

Total Liabilities	(64,477)	64,477	–

Unrealized currency gain			1,833

Total net unrealized gain on open contracts			43,205

Schedule of Effect of Trading Activities on the Statements of Financial Condition
The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2013 and 2012:

December 31, 2013
Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain (Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Foreign currency	–	–	–	–	–	826
Total	–	–	–	–	–
Unrealized currency gain (loss)					–
Total net unrealized gain (loss) on open contracts					–

Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
$
Options purchased	–	1

December 31, 2012
Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Foreign currency	47,414	(41,869)	58,435	(22,608)	41,372	1,498
Total	47,414	(41,869)	58,435	(22,608)	41,372
Unrealized currency gain					1,833
Total net unrealized gain on open contracts					43,205

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	1
Options written	–	1

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
Spectrum Currency

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011, in Total Trading Results:

	December 31,
	2013	2012	2011
Type of Instrument	$	$	$
Commodity	(565,844)	(2,081,165)	–
Foreign currency	1,542,186	174,080	(1,647,809)
Unrealized currency loss	(1,832)	(33,641)	(46,233)
Total	974,510	(1,940,726)	(1,694,042)

Line Items on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011:

	December 31,
	2013	2012	2011
Trading Results	$	$	$
Net realized	444,474	(199,068)	(483,261)
Net change in unrealized	(43,205)	133,331	(1,210,781)
Realized loss on investment in KR Master Fund	(551,662)	(488,412)	–
Realized loss on investment in FL Master Fund	–	(2,033,985)	–
Realized income (loss) on investment in Cambridge Master Fund	1,188,237	(44,139)	–
Unrealized appreciation on investment in FL Master Fund	–	514,630	–
Unrealized appreciation (depreciation) on investment in KR Master Fund	(23,816)	52,939	–
Unrealized appreciation (depreciation) on investment in Cambridge Master Fund	(39,518)	123,978	–
Total	974,510	(1,940,726)	(1,694,042)

Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Offsetting Of Derivative Assets And Liabilities
Spectrum Global Balanced

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	511,577	(200,698)	310,879

Total Assets	511,577	(200,698)	310,879

Liabilities
Futures	(200,698)	200,698	–

Total Liabilities	(200,698)	200,698	–

Unrealized currency gain			889,621

Total net unrealized gain on open contracts			1,200,500

Offsetting of Derivative Assets and Liabilities as of December 31, 2012:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	270,741	(195,393)	75,348
Forwards	70,236	(40,258)	29,978

Total Assets	340,977	(235,651)	105,326

Liabilities
Futures	(195,393)	195,393	–
Forwards	(40,258)	40,258	–

Total Liabilities	(235,651)	235,651	–

Unrealized currency gain			876,453

Total net unrealized gain on open contracts			981,779

Schedule of Derivatives Not Offset in Statement of Financial Condition
	Gross amounts not offset in the Statements of Financial Condition
	Financial Instruments	Cash Collateral Received	Net Amount
	$	$	$
Liabilities
Options written	(31,915)	–	(31,915)

Total Liabilities	(31,915)	–	(31,915)

Total			(31,915)

Net fair value			1,168,585

	Gross amounts not offset in the Statements of Financial Condition
	Financial Instruments	Cash Collateral Received	Net Amount
	$	$	$
Liabilities
Options written	(22,859)	–	(22,859)

Total Liabilities	(22,859)	–	(22,859)

Total			(22,859)

Net fair value			958,920

Schedule of Effect of Trading Activities on the Statements of Financial Condition
The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2013 and 2012:

December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	35,708	(122,067)	152,026	(8,002)	57,665	201
Equity	84,250	(157)	19,206	(28,030)	75,269	54
Foreign currency	117,601	(2,295)	27,474	(1,286)	141,494	705
Interest rate	10,679	(37,679)	64,633	(1,182)	36,451	298
Total	248,238	(162,198)	263,339	(38,500)	310,879
Unrealized currency gain					889,621
Total net unrealized gain on open contracts					1,200,500

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	1
Options written	(31,915)	10

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	15,953	(74,679)	34,996	(23,285)	(47,015)	195
Equity	51,479	(8,381)	15,186	(15,625)	42,659	46
Foreign currency	125,101	(46,320)	53,721	(28,930)	103,572	892
Interest rate	44,541	(18,952)	–	(19,479)	6,110	405
Total	237,074	(148,332)	103,903	(87,319)	105,326
Unrealized currency gain					876,453
Total net unrealized gain on open contracts					981,779

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)

Option Contracts at Fair Value	$
Options purchased	–	1
Options written	(22,859)	14

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
Spectrum Global Balanced

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011, included in Total Trading Results:

	December 31,
	2013	2012	2011
Type of Instrument	$	$	$
Commodity	(813,691)	(261,829)	(864,562)
Equity	330,825	224,150	(965,779)
Foreign currency	604,077	171,401	(735,607)
Interest rate	(54,064)	6,538	1,137,203
Unrealized currency gain (loss)	13,168	(18,409)	(61,781)
Total	80,315	121,851	(1,490,526)

Line Items on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011:

	December 31,
	2013	2012	2011
Trading Results	$	$	$
Net realized	(129,286)	370,013	(1,151,478)
Net change in unrealized	209,601	(248,162)	(339,048)
Total	80,315	121,851	(1,490,526)

Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Offsetting Of Derivative Assets And Liabilities
Spectrum Select

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	9,894,085	(3,011,012)	6,883,073
Forwards	528,063	(69,127)	458,936

Total Assets	10,422,148	(3,080,139)	7,342,009

Liabilities
Futures	(3,011,012)	3,011,012	–
Forwards	(69,127)	69,127	–

Total Liabilities	(3,080,139)	3,080,139	–

Unrealized currency loss			(689,577)

Total net unrealized gain on open contracts			6,652,432

Offsetting of Derivative Assets and Liabilities as of December 31, 2012:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	7,876,474	(4,169,335)	3,707,139
Forwards	619,732	(571,652)	48,080

Total Assets	8,496,206	(4,740,987)	3,755,219

Liabilities
Futures	(4,169,335)	4,169,335	–
Forwards	(571,652)	571,652	–

Total Liabilities	(4,740,987)	4,740,987	–

Unrealized currency loss			(1,203,865)

Total net unrealized gain on open contracts			2,551,354

Schedule of Effect of Trading Activities on the Statements of Financial Condition
The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2013 and 2012:

December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	561,914	(1,776,263)	2,430,029	(322,157)	893,523	4,153
Equity	3,462,235	–	36,105	(3,696)	3,494,644	1,717
Foreign currency	1,474,046	(124,132)	986,884	(59,129)	2,277,669	3,214
Interest rate	61,862	(636,034)	1,409,073	(158,728)	676,173	5,741
Total	5,560,057	(2,536,429)	4,862,091	(543,710)	7,342,009
Unrealized currency loss					(689,577)
Total net unrealized gain on open contracts					6,652,432

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	3
Options written	–	2

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	763,693	(1,021,268)	1,051,860	(1,134,848)	(340,563)	4,025
Equity	1,842,840	(517,175)	–	(36,283)	1,289,382	1,915
Foreign currency	1,878,922	(1,022,609)	2,196,364	(253,560)	2,799,117	5,689
Interest rate	759,302	(607,381)	3,225	(147,863)	7,283	9,810
Total	5,244,757	(3,168,433)	3,251,449	(1,572,554)	3,755,219
Unrealized currency loss					(1,203,865)
Total net unrealized gain on open contracts					2,551,354

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
Spectrum Select

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011, included in Total Trading Results:

	December 31,
	2013	2012	2011
Type of Instrument	$	$	$
Commodity	(8,240,610)	(12,872,729)	(17,215,862)
Equity	17,236,173	6,993,095	(27,174,382)
Foreign currency	69,245	(2,206,555)	(11,400,426)
Interest rate	(3,637,449)	1,388,041	19,104,345
Unrealized currency gain (loss)	514,288	99,725	(567,763)
Total	5,941,647	(6,598,423)	(37,254,088)

Line Items on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011:

	December 31,
	2013	2012	2011
Trading Results	$	$	$
Net realized	1,840,569	(2,747,878)	(23,852,820)
Net change in unrealized	4,101,078	(3,850,545)	(13,401,268)
Total	5,941,647	(6,598,423)	(37,254,088)

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Offsetting Of Derivative Assets And Liabilities
Spectrum Technical

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	5,404,721	(1,139,524)	4,265,197
Forwards	728,738	(320,514)	408,224

Total Assets	6,133,459	(1,460,038)	4,673,421

Liabilities
Futures	(1,139,524)	1,139,524	–
Forwards	(320,514)	320,514	–

Total Liabilities	(1,460,038)	1,460,038	–

Unrealized currency loss			(3,447,831)

Total net unrealized gain on open contracts			1,225,590

Offsetting of Derivative Assets and Liabilities as of December 31, 2012:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	4,081,355	(2,249,281)	1,832,074
Forwards	1,275,053	(665,520)	609,533

Total Assets	5,356,408	(2,914,801)	2,441,607

Liabilities
Futures	(2,249,281)	2,249,281	–
Forwards	(665,520)	665,520	–

Total Liabilities	(2,914,801)	2,914,801	–

Unrealized currency loss			(3,483,151)

Total net unrealized loss on open contracts			(1,041,544)

Schedule of Effect of Trading Activities on the Statements of Financial Condition
The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2013 and 2012:

December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	182,135	(386,829)	893,327	(124,717)	563,916	1,300
Equity	3,110,927	(1,174)	28,444	(5,500)	3,132,697	1,458
Foreign currency	539,752	(239,072)	601,972	(104,361)	798,291	4,080
Interest rate	152,993	(553,425)	623,909	(44,960)	178,517	3,501
Total	3,985,807	(1,180,500)	2,147,652	(279,538)	4,673,421
Unrealized currency loss					(3,447,831)
Total net unrealized gain on open contracts					1,225,590

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	503,509	(759,234)	451,092	(401,945)	(206,578)	1,895
Equity	1,289,387	(324,377)	33	(9,417)	955,626	1,525
Foreign currency	751,769	(682,406)	1,511,142	(188,174)	1,392,331	4,077
Interest rate	845,015	(522,310)	4,461	(26,938)	300,228	6,112
Total	3,389,680	(2,288,327)	1,966,728	(626,474)	2,441,607
Unrealized currency loss					(3,483,151)
Total net unrealized loss on open contracts					(1,041,544)

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	6
Options written	–	6

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
Spectrum Technical

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011, included in Total Trading Results:
	December 31,
	2013	2012	2011
Type of Instrument	$	$	$
Commodity	1,447,554	7,806,061	(13,197,401)
Equity	16,778,460	(58,323,819)	(16,512,047)
Foreign currency	1,893,467	(30,995,834)	(3,771,234)
Interest rate	(10,210,043)	68,102,911	33,707,895
Unrealized currency gain (loss)	35,320	(6,376,922)	87,382
Proceeds from Litigation	–	–	10,951
Total	9,944,758	(19,787,603)	325,546

Line Items on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011:

	December 31,
	2013	2012	2011
Trading Results	$	$	$
Net realized	7,217,969	(6,219,265)	11,402,800
Net change in unrealized	2,267,134	(9,809,697)	(11,820,187)
Realized gain (loss) on investment in Blackwater Master Fund	396,051	(4,657,167)	167,699
Unrealized appreciation on Investment in Blackwater Master Fund	63,604	898,526	564,283
Proceeds from Litigation	–	–	10,951
Total Trading Results	9,944,758	(19,787,603)	325,546